Restructuring and Other Charges (Income) Restructuring Charges in Consolidated Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 124.1	$ 8.5	$ 43.4
Other charges (income), net	(62.9)	64.7	50.8
Total restructuring and other charges (income)	$ 61.2	$ 73.2	$ 94.2